Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,916,179	$ 2,237,423
Other comprehensive income (loss)	1,092	(997)
Ending balance	1,743,932	2,211,989
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12,400)	(15,251)
Other comprehensive (loss) income before reclassification	0	0
Amounts reclassified from accumulated other comprehensive (loss) income	0	0
Other comprehensive income (loss)	0	0
Ending balance	(12,400)	(15,251)
Gains (losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	4,042
Other comprehensive (loss) income before reclassification	(44)	0
Amounts reclassified from accumulated other comprehensive (loss) income	0	384
Other comprehensive income (loss)	(44)	384
Ending balance	(44)	4,426
Share of affiliates' comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(192)	4,630
Other comprehensive (loss) income before reclassification	1,136	(1,381)
Amounts reclassified from accumulated other comprehensive (loss) income	0	0
Other comprehensive income (loss)	1,136	(1,381)
Ending balance	944	3,249
Total accumulated comprehensive income (loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12,592)	(6,579)
Other comprehensive (loss) income before reclassification	1,092	(1,381)
Amounts reclassified from accumulated other comprehensive (loss) income	0	384
Other comprehensive income (loss)	1,092	(997)
Ending balance	$ (11,500)	$ (7,576)